Revenue Recognition - Contract Assets and Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract assets (included in accounts receivable and accrued revenue, net)	$ 27,783	$ 36,284
Contract assets (included in other current assets)	10,319	13,111
Contract assets (included in other assets)	14,458	22,300
Deferred revenue	$ (41,520)	$ (74,645)